Organization and principal activities (Tables)	12 Months Ended
Mar. 31, 2020
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of significant subsidiaries, VIE and subsidiaries of the VIE

	Date of establishment	Place of incorporation/ establishment	Percentage of legal/beneficial ownership
Significant subsidiary:
Hangzhou Yihan Information Technology Co., Ltd. (“Yihan Technology”)	September 17, 2018	PRC	100%

VIE
Hangzhou Hanyi E-commerce Co. Ltd. ("Hanyi E-Commerce")	March 24, 2016	PRC	100%

Significant subsidiaries of VIE
Hangzhou Ruhan Supply Chain Management Co. Ltd.	April 25, 2016	PRC	100%
Hangzhou Dayi E-commerce Co. Ltd. ("Hangzhou Dayi")	April 27, 2016	PRC	100%
Shanghai Ruhnn E-commerce Co., Ltd. ("Shanghai Ruhnn")*	August 1, 2016	PRC	100%
Ruhnn Culture Communication Co., Ltd. ("Ruhnn Culture")	April 25, 2016	PRC	100%
Hangzhou Sijiu E-commerce Co., Ltd.	April 27, 2016	PRC	100%
Hangzhou Xinhan Supply Chain Management Co., Ltd. ("Xinhan")	November 23, 2018	PRC	65%
Haining Yishang Apparel Co., Ltd. ("Yishang")	September 12, 2018	PRC	100%
Hangzhou Ruhnn E-commerce Co. Ltd.	December 27, 2018	PRC	100%

* Shanghai Ruhnn is renamed from Shanghai Yitong E-commerce Co., Ltd on August 23, 2019.